EQ ADVISORS TRUSTSM

EQ/Franklin Balanced Managed Volatility Portfolio

SUPPLEMENT DATED FEBRUARY 1, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2019, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a change to the portfolio managers for the EQ/Franklin Balanced Managed Volatility Portfolio.

Effective February 1, 2020, Matt Quinlan will no longer serve as a member of the team that is responsible for the securities selection, research, and trading for the Active Allocated Portion of the EQ/Franklin Balanced Managed Volatility Portfolio. All references to Matt Quinlan in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective February 1, 2020, the table in the section of the Summary Prospectus entitled “EQ/Franklin Balanced Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Todd Brighton, CFA®	Senior Vice President and Portfolio Manager of Franklin Advisers	February 2020

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Effective February 1, 2020, the table in the section of the Prospectus entitled “EQ/Franklin Balanced Managed Volatility Portfolio — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Todd Brighton, CFA®	Senior Vice President and Portfolio Manager of Franklin Advisers	February 2020

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Effective February 1, 2020, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc.” is amended to include the following information:

Todd Brighton is a senior vice president and head of direct investment portfolio management for Franklin Templeton Multi-Asset Solutions. He joined Franklin Templeton Investments in 2000.

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Effective February 1, 2020, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisers, Inc.” is amended to add the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of
other accounts of the Sub-Adviser managed by the portfolio
manager and the total assets of the accounts managed
	within each category as of December 31, 2019						Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Franklin Balanced Managed Volatility Portfolio
Todd Brighton, CFA®	9	$88,533.9 Million	5	$1,976.3 Million	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of December 31, 2019

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Franklin Balanced Managed Volatility Portfolio
Todd Brighton, CFA®	X

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